Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2024	2023
Other non-current assets	€ million	€ million
Retirement benefit surplus (Note 17)	176	134
Investments	54	39
Other	167	122
Total other non-current assets	397	295

Summary of non-current investments
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2024	2023
Investments	€ million	€ million
Investments accounted using equity method	40	35
Financial assets at fair value through other comprehensive income(A)	14	4
Total investments	54	39
A.Investments amounting to approximately €10 million were acquired in 2024, €4 million of which were obtained as part of the Acquisition.